Jeremy D. Franklin Managing Director Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704.988.4101 jeremy.franklin@nuveen.com

May 23, 2024

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 146 to the above-captioned registration statement on Form N-1A (“Amendment No. 146”), including exhibits. The main purpose of Amendment No. 146 is to make the initial 485A filing in connection with certain changes to the registration statement of the Funds.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-4101.

Sincerely,

/s/ Jeremy D. Franklin
Jeremy D. Franklin